Commitments and Contingencies - Broker credit risk (Details) (Gross written premium, Property and casualty operations, Credit concentration risk)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Percentage of gross written premiums	10.00%
AON Corporation and subsidiaries
Concentration Risk [Line Items]
Percentage of gross written premiums	21.00%	22.00%	20.00%
Marsh & McLennan Companies
Concentration Risk [Line Items]
Percentage of gross written premiums	23.00%	21.00%	20.00%
Willis Group and subsidiaries
Concentration Risk [Line Items]
Percentage of gross written premiums	13.00%	11.00%	12.00%